Oil and Gas Properties	9 Months Ended
Sep. 30, 2022
Oil And Gas Properties
Oil and Gas Properties

5. Oil and Gas Properties

	SASB	Cendere	Total
December 31, 2020	$1,236,954	$987,519	$2,224,473
Expenditures	66,122	-	66,122
Depletion	(188,446)	(227,240)	(415,686)
Change in ARO estimate	(459,601)	5,305	(454,296)
December 31, 2021	655,029	765,584	1,420,613
Expenditures	13,202,574	-	13,202,574
Depletion	(66,568)	(145,193)	(211,761)
Change in ARO estimate	(1,011,016)	(5,562)	(1,016,578)
Foreign currency translation change	(2,011,190)	-	(2,011,190)
September 30, 2022	$10,768,829	$614,829	$11,383,658

Turkey

Cendere oil field

The primary asset of PPE Turkey is the Cendere onshore oil field, which is located in South East Turkey having a total of 25 wells. The Cendere Field was first discovered in 1988. Oil production commenced during 1990. The operator of the Cendere Field is TPAO. The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%. The produced oil has a gravity of 27.5o API.

The Cendere Field is a long-term low decline oil reserve. This mature oilfield consistently produces between 80- 120 barrels oil per day net to the Company.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the nine months ended September 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

5.	Oil and Gas Properties (continued)

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company now owns a 49% working interest in SASB. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea in water depths ranging from 60 to100 meters. Gas is produced from Eocene age sandstone reservoirs at subsea depths ranging from 1,100 to1,800 meters.

Bakuk gas field

The Company also owns a 50% operated interest in the Bakuk gas field located near the Syrian border. The Bakuk field is shut-in with no plans to revive production in the near term. The property was fully impaired as of the transition date to IFRS on January 1, 2021.